Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Currency Risk Exposure	The balances held at December 31, 2025 that give rise to currency risk exposure are presented in US dollars below:

As at December 31, 2025
	USD	AUD	EUR	CHF	JPY	GBP	CAD
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Cash and cash equivalents	56,371	74,891	7,850	1,445	134	413	762
Trade receivables	126,056	540	2,606	-	-	-	-
Financial assets	-	33,749	3,345	-	-	-	-
Trade payables	(80,802)	(3,254)	(13,328)	(642)	(93)	(546)	(223)
Other current liabilities	(6,955)	-	(4,700)	-	-	-	-
Other non-current liabilities	(3,517)	-	-	-	-	-	-
Government grant	-	-	(2,046)	-	-	-	-
Decommissioning liability	-	-	(7,694)	-	-	-	-
Contingent consideration	(19,544)	-	(2,686)	-	-	-	-
Borrowings	-	(394,617)	(10,407)	-	-	-	-
The balances held at December 31, 2024 that give rise to currency risk exposure are presented in US dollars below:

	USD	AUD	EUR	CHF	JPY	GBP	CAD	1.
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)
Cash and cash equivalents	285,345	140,797	12,493	356	129	626	253
Trade receivables	84,564	455	1,466	-	-	-	-
Financial assets	-	30,972	3,774	-	-	-
Trade payables	(47,620)	(7,658)	(13,659)	(462)	(17)	(996)	(1,171)
Government grant liability	-	-	(1,858)	-	-	-	-
Decommissioning liability	-	-	(7,248)	-	-	-	-
Contingent consideration liability	(56,627)	(519)	(14,903)	-	-	-	-
Borrowings	-	(333,272)	(9,449)	-	-	-	-

Sensitivity Analysis	Outlined below is a sensitivity analysis which assesses the impact that a change of +/- 10% in the exchange rates as at each reporting date would have on the Group’s reported profit/(loss) after income tax and/or equity balance.
Impact on post-tax profit/(loss)

	2025	2025	2025	2025	2024	2024	2024	2024
	+10% Profit/ (loss)	-10% Profit/ (loss)	+10% Equity	-10% Equity	+10% Profit/ (loss)	-10% Profit/ (loss)	+10% Equity	-10% Equity	1.
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	1.
					(Recast)	(Recast)	(Recast)	(Recast)	1.
AUD	-	-	26,140	(31,949)	-	-	17,449	(21,326)
EUR	(224)	1,983	951	(3,704)	1,248	(1,525)	1,620	(1,980)
CHF	-	-	(73)	89	-	-	(29)	36
JPY	-	-	-	-	1	(1)	(11)	13
GBP	19	(24)	9	(11)	1	(2)	33	(40)
CAD	-	-	39	48	1	(1)	80	(98)
Total	(205)	1,959	27,066	(35,527)	1,251	(1,529)	19,142	(23,395)

Ageing of Trade Receivables

	Expected credit losses		Gross carrying amount		1.
	2025	2024	2025	2024
	US$'000	US$'000	US$'000	US$'000	1.
		(Recast)		(Recast)	1.
Not past due:	-	-	122,644	80,900
Past due:
30 days	(2)	(19)	3,129	3,689
60 days	(5)	(6)	455	548
90 days	(41)	(19)	518	621
120 days	(2,329)	(87)	4,833	1,301
Total	(2,377)	(131)	131,579	87,059

Contractual Maturity of Financial Instrument Liabilities	The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the Consolidated statement of financial position.

	1-6 months	6-12 months	1-5 years	Over 5 years	Total contractual cash flows	Carrying amount of liabilities
As at December 31, 2025	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Non-derivatives
Trade and other payables	114,261	36,088	-	-	150,349	150,349
Other non-current liabilities	-	-	3,673	-	3,673	3,517
Borrowings	5,860	5,958	469,257	3,024	484,099	405,024
Lease liabilities	3,051	3,969	44,409	34,994	86,423	62,082
Government grant liability	837	564	1,236	169	2,806	2,046
Contingent consideration	8,755	3,545	11,737	665	24,702	22,234
Total financial liabilities	132,764	50,124	530,312	38,852	752,052	645,252

	1-6 months	6-12 months	1-5 years	Over 5 years	Total contractual cash flows	Carrying amount of liabilities	1.
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
As at December 31, 2024	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)
Non-derivatives
Trade and other payables	86,790	-	-	-	86,790	86,790
Borrowings	5,236	5,243	444,047	3,161	457,687	353,574
Lease liabilities	915	906	4,923	84	6,828	6,588
Government grant liability	749	304	823	113	1,989	1,858
Contingent consideration	53,042	-	23,652	1,232	77,926	72,049
Total financial liabilities	146,732	6,453	473,445	4,590	631,220	520,859